FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease	$ 0	$ 15	$ 9
Pre-tax income attributable to shareholders, 10% increase	0	(15)	(9)
OCI attributable to shareholders, before taxes, 10% decrease	(50)	(69)	(60)
OCI attributable to shareholders, before taxes, 10% increase	50	69	60
Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease	0	(3)	(3)
Pre-tax income attributable to shareholders, 10% increase	0	3	3
OCI attributable to shareholders, before taxes, 10% decrease	(6)	2	(2)
OCI attributable to shareholders, before taxes, 10% increase	6	(2)	2
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease	0	0	0
Pre-tax income attributable to shareholders, 10% increase	0	0	0
OCI attributable to shareholders, before taxes, 10% decrease	(2)	(29)	(28)
OCI attributable to shareholders, before taxes, 10% increase	2	29	28
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease		12	11
Pre-tax income attributable to shareholders, 10% increase		(12)	(11)
OCI attributable to shareholders, before taxes, 10% decrease		(15)	(12)
OCI attributable to shareholders, before taxes, 10% increase		15	12
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease	0	5	4
Pre-tax income attributable to shareholders, 10% increase	0	(5)	(4)
OCI attributable to shareholders, before taxes, 10% decrease	8	(2)	12
OCI attributable to shareholders, before taxes, 10% increase	$ (8)	$ 2	$ (12)